Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs	$ 500,000	$ 449,000
Advertising Expense	$ 135,000	$ 125,000
Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years